First Investors Series Fund II Inc.
95 Wall Street
New York, N.Y. 10005
(212) 858-8126



October 13, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Judicial Plaza
Washington D.C. 20549


Re: First Investors Series Fund II, Inc.
File Nos. 33-46924 and 811-6618



To Whom it May Concern:


         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), First Investors Series Fund II, Inc. (the "Fund") hereby certifies:

         (1) The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 31 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

         (2) The text of Post-Effective Amendment No. 31 was filed electronically with the Commission.






                                           Very truly yours,

                                           FIRST INVESTORS SERIES
                                           FUND II, INC.

                                           By: /s/  C. Durso
                                           -------------------------------------
                                           C. Durso, Vice President